Earnings Per Common Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Common Share
20. Earnings Per Common Share
The following table presents the weighted average shares used in calculating basic earnings per common share and those used in calculating diluted earnings per common share for each income category presented below:

	Years Ended December 31,
	2014	2013	2012
	(In millions, except share and per share data)
Weighted Average Shares
Weighted average common stock outstanding for basic earnings per common share	1,128,671,410	1,105,579,693	1,070,755,561
Incremental common shares from assumed:
Stock purchase contracts underlying common equity units (1)	2,928,570	1,164,018	—
Exercise or issuance of stock-based awards	10,863,468	9,458,999	6,084,078
Weighted average common stock outstanding for diluted earnings per common share	1,142,463,448	1,116,202,710	1,076,839,639
Income (Loss) from Continuing Operations
Income (loss) from continuing operations, net of income tax	$6,339	$3,391	$1,314
Less: Income (loss) from continuing operations, net of income tax, attributable to noncontrolling interests	27	25	38
Less: Preferred stock dividends	122	122	122
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$6,190	$3,244	$1,154
Basic	$5.48	$2.94	$1.08
Diluted	$5.42	$2.91	$1.08
Income (Loss) from Discontinued Operations
Income (loss) from discontinued operations, net of income tax	$(3)	$2	$48
Less: Income (loss) from discontinued operations, net of income tax, attributable to noncontrolling interests	—	—	—
Income (loss) from discontinued operations, net of income tax, available to MetLife, Inc.’s common shareholders	$(3)	$2	$48
Basic	$—	$—	$0.04
Diluted	$—	$—	$0.04
Net Income (Loss)
Net income (loss)	$6,336	$3,393	$1,362
Less: Net income (loss) attributable to noncontrolling interests	27	25	38
Less: Preferred stock dividends	122	122	122
Net income (loss) available to MetLife, Inc.’s common shareholders	$6,187	$3,246	$1,202
Basic	$5.48	$2.94	$1.12
Diluted	$5.42	$2.91	$1.12
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(1)
See Note 15 for a description of the Company’s common equity units. For the year ended December 31, 2012, all shares related to the assumed issuance of shares in settlement of the applicable purchase contracts have been excluded from the calculation of diluted earnings per common share as these assumed shares are anti-dilutive.